INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVESTMENTS
Changes in fair value of the available-for-sale investments, net of tax	¥ (12,351)	$ (1,791)	¥ (2,362)	¥ 3,546
Available-for-sale investments
Fair value	972,738		177,360		$ 141,034
Debt securities
INVESTMENTS
Interest income	15,488		5,238	11,454
Impairment loss	0		0	0
Changes in fair value of the available-for-sale investments, net of tax	(12,351)		(2,362)	3,546
Available-for-sale investments
Cost	984,046		175,468
Unrealized gains in accumulated other comprehensive (loss)/income	(10,154)		2,197
Impact of exchange rate	(1,154)		(305)
Fair value	972,738		177,360
Held-to-maturity investments
INVESTMENTS
Held-to-maturity investments, allowance for credit loss	0		0	0
Interest income	¥ 1,458		¥ 2,963	¥ 73